Related Party Transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Fee income	$ 1	$ 9	$ 10
Interest income		86	31
Dividends received	198
Royalty expenses	(700)	(660)	(210)
Credit losses on corporate guarantees			(3,134)
Fee expenses		80
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ (1,007)	(276)	(811)
IFRS 9
Disclosure of transactions between related parties [line items]
Reversal of (expense of) ECL allowance, net		$ (15)	$ 16